DBX ETF Trust

Schedule of Investments

Xtrackers MSCI EAFE ESG Leaders Equity ETF

November 30, 2020 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 98.5%
Australia - 7.0%
APA Group (a)	2,063	$15,733
ASX Ltd.	355	20,171
Aurizon Holdings Ltd.	3,627	11,358
AusNet Services	3,628	4,959
Australia & New Zealand Banking Group Ltd.	5,099	85,063
BlueScope Steel Ltd.	1,039	13,092
Brambles Ltd.	2,837	22,911
Coca-Cola Amatil Ltd.	874	8,147
Cochlear Ltd.	115	18,678
Coles Group Ltd.	2,378	31,295
Commonwealth Bank of Australia	3,249	189,296
Computershare Ltd.	852	8,965
Dexus REIT	1,922	13,837
Evolution Mining Ltd.	2,785	10,199
Fortescue Metals Group Ltd.	3,124	41,964
Goodman Group REIT	2,981	41,032
GPT Group REIT	3,524	12,256
Insurance Australia Group Ltd.	4,053	15,380
Lendlease Corp. Ltd. (a)	1,180	12,312
Macquarie Group Ltd.	615	62,840
Mirvac Group REIT	7,129	13,553
National Australia Bank Ltd.	6,057	102,160
Newcrest Mining Ltd.	1,474	29,249
Northern Star Resources Ltd.	1,316	12,228
Orica Ltd.	656	7,806
Ramsay Health Care Ltd.	319	14,820
SEEK Ltd.	571	10,960
Stockland REIT	4,149	13,910
Suncorp Group Ltd.	2,336	17,368
Sydney Airport (a)	2,480	12,262
Telstra Corp. Ltd.	7,360	16,649
Transurban Group (a)	4,879	50,403
Vicinity Centres REIT	7,174	8,722
Woodside Petroleum Ltd.	1,702	28,055

(Cost $894,242)		977,633

Austria - 0.2%
Erste Group Bank AG*	505	14,558
OMV AG	259	8,799
voestalpine AG	189	6,068

(Cost $29,386)		29,425

Belgium - 0.7%
Etablissements Franz Colruyt NV	106	6,342
KBC Group NV*	438	30,598
Solvay SA	130	14,904
UCB SA	226	24,212
Umicore SA	364	16,358

(Cost $88,497)		92,414

Denmark - 3.7%
Chr Hansen Holding A/S*	190	18,461
Coloplast A/S, Class B	211	31,590
Demant A/S*	211	7,969
Genmab A/S*	117	45,014
GN Store Nord AS	234	19,103
H Lundbeck A/S	120	3,680
Novo Nordisk A/S, Class B	3,146	212,194
Novozymes A/S, Class B	381	21,853
Orsted AS, 144A	348	62,861
Pandora A/S	184	18,481
Tryg A/S	228	6,628
Vestas Wind Systems A/S	353	72,359

(Cost $358,117)		520,193

Finland - 0.9%
Elisa OYJ	260	13,996
Neste OYJ (b)	755	50,738
Orion OYJ, Class B	179	8,449
Stora Enso OYJ, Class R	1,070	18,137
UPM-Kymmene OYJ	941	31,090
Wartsila OYJ Abp	783	7,382

(Cost $108,861)		129,792

France - 10.2%
Accor SA*	365	12,553
Air Liquide SA (b)	868	142,922
Amundi SA, 144A*	112	8,950
Atos SE*	189	17,381
AXA SA	3,462	81,632
Bouygues SA	424	16,930
Carrefour SA	1,107	18,181
Cie de Saint-Gobain*	937	44,632
Cie Generale des Etablissements Michelin SCA	312	38,982
CNP Assurances*	315	5,030
Covivio REIT	101	8,276
Credit Agricole SA*	2,165	25,054
Danone SA	1,106	71,257
Dassault Systemes SE	235	43,586
Eiffage SA*	147	14,444
EssilorLuxottica SA*	512	74,321
Eurazeo SE*	60	3,711
Gecina SA REIT	88	13,400
Getlink SE*	752	12,549
Kering SA	138	99,871
Klepierre SA REIT (b)	353	7,812
L’Oreal SA	454	166,615
Natixis SA*	1,670	5,154
Orange SA	3,580	45,351
Publicis Groupe SA	404	18,408
Schneider Electric SE	986	137,583
SEB SA	41	7,317
Teleperformance	108	36,070
TOTAL SE	4,562	195,499
Ubisoft Entertainment SA*	165	15,746

Unibail-Rodamco-Westfield REIT	249	17,722
Valeo SA	429	16,688
Wendel SE	48	5,440

(Cost $1,316,734)		1,429,067

Germany - 8.8%
adidas AG*	347	110,951
Allianz SE	756	178,749
BASF SE	1,657	121,563
Bayerische Motoren Werke AG	609	53,209
Beiersdorf AG	178	19,960
Commerzbank AG*	1,849	11,523
Delivery Hero SE, 144A*	235	28,462
Deutsche Boerse AG	339	56,670
Deutsche Wohnen SE	615	30,927
HeidelbergCement AG	281	20,013
Henkel AG & Co. KGaA	181	17,516
Merck KGaA	238	38,107
MTU Aero Engines AG	95	22,495
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	252	70,417
SAP SE	1,892	230,802
Siemens AG	1,383	185,287
Symrise AG	227	28,511
Telefonica Deutschland Holding AG	1,923	5,323

(Cost $1,129,569)		1,230,485

Hong Kong - 1.7%
ASM Pacific Technology Ltd.	490	6,131
BOC Hong Kong Holdings Ltd.	6,701	21,825
Hang Seng Bank Ltd.	1,379	24,031
HKT Trust & HKT Ltd. (a)	7,028	9,192
Hong Kong & China Gas Co. Ltd.	18,610	28,662
Hong Kong Exchanges & Clearing Ltd.	2,182	108,474
MTR Corp. Ltd.	3,152	17,097
PCCW Ltd.	7,301	4,436
Swire Pacific Ltd., Class A	704	4,041
Swire Properties Ltd.	2,212	6,748

(Cost $211,044)		230,637

Ireland - 1.0%
CRH PLC	1,407	55,238
DCC PLC	179	13,579
Kerry Group PLC, Class A	286	40,164
Kingspan Group PLC*	283	24,763

(Cost $110,771)		133,744

Israel - 0.2%
Bank Hapoalim BM*	2,013	13,199
Bank Leumi Le-Israel BM	2,618	14,718
Mizrahi Tefahot Bank Ltd.	254	5,431

(Cost $35,402)		33,348

Italy - 1.8%
Assicurazioni Generali SpA	1,973	33,797
Enel SpA	14,774	147,920
Intesa Sanpaolo SpA*	29,643	68,273

(Cost $220,590)		249,990

Japan - 26.9%
Aeon Co. Ltd.	1,200	35,732
Ajinomoto Co., Inc.	900	18,820
ANA Holdings, Inc.*(b)	200	4,829
Asahi Kasei Corp.	2,400	22,029
Astellas Pharma, Inc.	3,400	48,371
Bridgestone Corp.	1,000	34,946
Capcom Co. Ltd.	200	11,278
Casio Computer Co. Ltd.	400	7,192
Central Japan Railway Co.	235	29,974
Chugai Pharmaceutical Co. Ltd.	1,198	57,950
CyberAgent, Inc.	228	15,634
Dai Nippon Printing Co. Ltd.	465	8,722
Daifuku Co. Ltd.	166	19,263
Dai-ichi Life Holdings, Inc.	2,000	31,542
Daiichi Sankyo Co. Ltd.	3,100	109,819
Daikin Industries Ltd.	454	103,034
Daiwa House Industry Co. Ltd.	1,000	30,688
Denso Corp.	760	35,925
East Japan Railway Co.	579	36,025
Eisai Co. Ltd.	458	34,642
ENEOS Holdings, Inc.	5,600	19,253
Fast Retailing Co. Ltd.	103	84,889
Fujitsu Ltd.	359	49,938
Hankyu Hanshin Holdings, Inc.	400	13,081
Hino Motors Ltd.	500	4,339
Hirose Electric Co. Ltd.	40	5,662
Hitachi Construction Machinery Co. Ltd.	200	5,545
Hitachi Metals Ltd.	400	5,881
Honda Motor Co. Ltd.	2,900	79,859
Hulic Co. Ltd.	600	6,082
Inpex Corp.	1,900	10,641
Isuzu Motors Ltd.	1,000	9,763
Japan Retail Fund Investment Corp. REIT	5	7,984
JFE Holdings, Inc.*	900	8,251
Kajima Corp.	900	11,850
Kansai Paint Co. Ltd.	300	9,106
Kao Corp.	884	66,193
KDDI Corp.	2,900	82,947
Keio Corp.	164	11,654
Keyence Corp.	329	168,136
Kikkoman Corp.	300	18,672
Kobayashi Pharmaceutical Co. Ltd.	80	9,628
Kobe Bussan Co. Ltd.	200	6,982
Komatsu Ltd.	1,600	38,974

Konami Holdings Corp.	200	10,491
Kubota Corp.	1,900	37,727
Kuraray Co. Ltd.	700	6,955
Kurita Water Industries Ltd.	200	7,384
Kyushu Railway Co.	230	4,848
Lawson, Inc.	100	4,536
Marubeni Corp.	3,000	17,507
Marui Group Co. Ltd.	400	7,311
Mazda Motor Corp.	1,100	6,509
Mercari, Inc.*	150	6,876
Mitsubishi Chemical Holdings Corp.	2,200	12,184
Mitsubishi Estate Co. Ltd.	2,200	38,061
Mitsubishi UFJ Lease & Finance Co. Ltd.	800	3,675
Mitsui Chemicals, Inc.	300	8,438
Mitsui Fudosan Co. Ltd.	1,700	35,565
Miura Co. Ltd.	200	10,530
Mizuho Financial Group, Inc.	4,390	55,888
MS&AD Insurance Group Holdings, Inc.	800	23,285
Murata Manufacturing Co. Ltd.	1,050	91,925
Nabtesco Corp.	150	6,200
Nagoya Railroad Co. Ltd.	300	8,263
NEC Corp.	500	26,996
NGK Insulators Ltd.	600	9,546
NGK Spark Plug Co. Ltd.	200	3,627
Nintendo Co. Ltd.	199	113,093
Nippon Building Fund, Inc. REIT	3	16,600
Nippon Express Co. Ltd.	100	6,694
Nippon Paint Holdings Co. Ltd.	250	32,055
Nippon Prologis REIT, Inc. REIT	4	12,563
Nippon Shinyaku Co. Ltd.	50	3,577
Nippon Yusen KK	200	4,365
Nissin Foods Holdings Co. Ltd.	100	8,267
Nitori Holdings Co. Ltd.	144	30,699
Nitto Denko Corp.	250	20,714
Nomura Real Estate Holdings, Inc.	200	4,335
Nomura Real Estate Master Fund, Inc. REIT	9	11,738
Nomura Research Institute Ltd.	600	20,283
NSK Ltd.	600	4,862
Obayashi Corp.	1,100	9,705
Odakyu Electric Railway Co. Ltd.	500	15,176
Omron Corp.	313	28,306
Ono Pharmaceutical Co. Ltd.	700	22,173
Oriental Land Co. Ltd.	365	62,184
ORIX Corp.	2,400	35,744
Osaka Gas Co. Ltd.	700	13,453
Otsuka Corp.	150	7,279
Panasonic Corp.	4,100	43,742
Rakuten, Inc.	1,700	19,058
Recruit Holdings Co. Ltd.	2,300	97,051
Resona Holdings, Inc.	3,800	13,327
Rohm Co. Ltd.	150	12,529
Santen Pharmaceutical Co. Ltd.	700	11,647
SCSK Corp.	100	5,975
Secom Co. Ltd.	390	38,878
Sega Sammy Holdings, Inc.	400	5,627
Sekisui Chemical Co. Ltd.	700	12,104
Sekisui House Ltd.	1,100	19,811
Seven & i Holdings Co. Ltd.	1,400	44,480
SG Holdings Co. Ltd.	600	17,953
Sharp Corp. (b)	300	4,028
Shimadzu Corp.	440	15,845
Shimizu Corp.	1,000	7,605
Shin-Etsu Chemical Co. Ltd.	643	105,661
Shionogi & Co. Ltd.	500	26,818
Shiseido Co. Ltd.	750	52,937
Sohgo Security Services Co. Ltd.	100	5,361
Sompo Holdings, Inc.	640	24,612
Sony Corp.	2,255	209,854
Stanley Electric Co. Ltd.	200	5,888
Sumitomo Chemical Co. Ltd.	2,700	9,580
Sumitomo Metal Mining Co. Ltd.	453	16,886
Sumitomo Mitsui Trust Holdings, Inc.	600	17,555
Suntory Beverage & Food Ltd.	200	7,317
Sysmex Corp.	300	31,446
T&D Holdings, Inc.	1,000	11,690
Taisei Corp.	374	13,235
Takeda Pharmaceutical Co. Ltd.	2,850	102,357
TDK Corp.	225	31,762
Teijin Ltd.	300	5,133
Tobu Railway Co. Ltd.	300	9,005
Toho Gas Co. Ltd.	100	6,550
Tokyo Century Corp.	100	6,627
Tokyo Electron Ltd.	263	89,462
Tokyo Gas Co. Ltd.	700	15,739
Tokyu Corp.	900	10,935
Toppan Printing Co. Ltd.	600	8,199
Toray Industries, Inc.	2,700	14,658
TOTO Ltd.	300	17,003
Toyo Suisan Kaisha Ltd.	150	7,380
Toyoda Gosei Co. Ltd.	100	2,716
Toyota Tsusho Corp.	400	13,848
Unicharm Corp.	700	33,988
USS Co. Ltd.	400	8,378
West Japan Railway Co.	250	11,422
Yakult Honsha Co. Ltd.	280	13,359
Yamada Holdings Co. Ltd.	1,100	5,232
Yamaha Corp.	219	12,517
Yamaha Motor Co. Ltd.	500	9,638

Yaskawa Electric Corp.	401	19,343
Yokogawa Electric Corp.	500	8,842
Z Holdings Corp.	4,900	30,873
ZOZO, Inc.	200	4,994

(Cost $3,173,174)		3,768,377

Jordan - 0.1%
Hikma Pharmaceuticals PLC
(Cost $10,473)	322	11,211

Luxembourg - 0.1%
SES SA	634	5,784
Tenaris SA	872	6,765

(Cost $21,070)		12,549

Netherlands - 6.0%
Aegon NV	3,275	12,285
Akzo Nobel NV	361	38,459
ASML Holding NV	778	338,615
ING Groep NV*	6,959	68,052
Koninklijke Ahold Delhaize NV	1,991	57,135
Koninklijke DSM NV	324	53,213
Koninklijke KPN NV	6,278	18,767
Koninklijke Philips NV*	1,635	84,803
Koninklijke Vopak NV	119	6,268
NN Group NV	562	22,891
Prosus NV*	892	96,927
Wolters Kluwer NV	485	40,785

(Cost $629,628)		838,200

New Zealand - 0.5%
Auckland International Airport Ltd.*	2,228	12,182
Fisher & Paykel Healthcare Corp. Ltd.	1,048	26,456
Mercury NZ Ltd.	1,345	5,672
Meridian Energy Ltd.	2,196	9,924
Ryman Healthcare Ltd.	674	6,977
Spark New Zealand Ltd.	3,701	11,861

(Cost $57,682)		73,072

Norway - 0.5%
Mowi ASA	765	15,552
Norsk Hydro ASA	2,241	9,109
Orkla ASA	1,436	13,815
Schibsted ASA, Class B*	168	6,146
Telenor ASA	1,329	22,726

(Cost $67,911)		67,348

Portugal - 0.1%
Galp Energia SGPS SA	874	9,455
Jeronimo Martins SGPS SA	448	7,696

(Cost $21,586)		17,151

Singapore - 1.4%
Ascendas Real Estate Investment Trust REIT	5,512	12,220
CapitaLand Integrated Commercial Trust REIT	8,084	11,706
CapitaLand Ltd.	4,700	10,981
City Developments Ltd.	900	5,240
DBS Group Holdings Ltd.	3,200	60,192
Keppel Corp. Ltd.	2,700	10,218
Singapore Airlines Ltd.*	2,550	8,261
Singapore Exchange Ltd.	1,500	9,954
Singapore Telecommunications Ltd.	14,600	26,046
United Overseas Bank Ltd.	2,200	36,965
UOL Group Ltd.	900	4,951

(Cost $192,623)		196,734

Spain - 2.7%
Banco Bilbao Vizcaya Argentaria SA	11,971	56,276
CaixaBank SA	6,822	17,521
Iberdrola SA	10,977	150,281
Industria de Diseno Textil SA	1,990	66,295
Naturgy Energy Group SA	525	12,142
Red Electrica Corp. SA	774	15,865
Repsol SA	2,689	25,919
Telefonica SA	8,699	38,054

(Cost $373,898)		382,353

Sweden - 3.3%
Assa Abloy AB, Class B	1,811	43,232
Atlas Copco AB, Class A	1,192	60,257
Atlas Copco AB, Class B	750	33,220
Boliden AB	497	17,178
Electrolux AB, Series B	435	10,461
Essity AB, Class B	1,096	34,855
Hennes & Mauritz AB, Class B*	1,413	30,013
Husqvarna AB, Class B	738	7,883
ICA Gruppen AB (b)	185	8,971
Investment AB Latour, Class B	260	6,867
Kinnevik AB, Class B*	423	21,123
Sandvik AB*	2,004	45,085
Skandinaviska Enskilda Banken AB, Class A*	2,911	30,868
Skanska AB, Class B	595	14,183
SKF AB, Class B	675	16,674
Svenska Cellulosa AB SCA, Class B*	1,039	16,849
Svenska Handelsbanken AB, Class A*	2,808	28,606
Tele2 AB, Class B	887	11,443
Telia Co. AB	4,629	19,686

(Cost $364,099)		457,454

Switzerland - 8.7%
ABB Ltd.	3,392	89,811
Adecco Group AG	287	17,449
Alcon, Inc.*	879	56,296
Chocoladefabriken Lindt & Spruengli AG Participation Certificates	4	34,265
Cie Financiere Richemont SA, Class A	940	78,373
Clariant AG	345	6,951

Coca-Cola HBC AG*	364	10,506
Givaudan SA	17	69,555
Kuehne + Nagel International AG	100	22,722
Lonza Group AG	134	84,311
Roche Holding AG	1,281	423,156
SGS SA	11	31,458
Sika AG	254	65,064
Sonova Holding AG*	98	24,367
Straumann Holding AG	19	21,869
Swiss Re AG	527	48,328
Swisscom AG	47	24,920
Zurich Insurance Group AG	273	111,245

(Cost $1,007,918)		1,220,646

United Arab Emirates - 0.0%
NMC Health PLC*(c)
(Cost $6,025)	144	0

United Kingdom - 12.0%
3i Group PLC	1,711	24,453
Associated British Foods PLC	625	17,606
Aviva PLC	7,012	30,069
Barratt Developments PLC*	1,785	14,775
Berkeley Group Holdings PLC	227	14,013
British Land Co. PLC REIT	1,626	10,240
BT Group PLC	15,984	24,924
Burberry Group PLC	713	16,458
CNH Industrial NV*	1,937	21,243
Coca-Cola European Partners PLC	373	16,666
Compass Group PLC	3,221	56,935
Croda International PLC	264	20,992
Ferguson PLC	404	45,436
GlaxoSmithKline PLC	9,083	166,130
Informa PLC*	2,678	18,956
InterContinental Hotels Group PLC*	320	19,836
J Sainsbury PLC	3,029	8,537
JD Sports Fashion PLC*	825	8,549
Johnson Matthey PLC	364	10,808
Kingfisher PLC*	3,911	14,286
Land Securities Group PLC REIT	1,319	11,580
Legal & General Group PLC	10,811	36,473
London Stock Exchange Group PLC	570	61,685
Mondi PLC	863	19,103
National Grid PLC	6,357	72,003
Next PLC	236	20,643
Pearson PLC	1,350	11,661
Prudential PLC	4,748	74,132
Reckitt Benckiser Group PLC	1,294	113,742
RELX PLC	3,513	81,958
Rentokil Initial PLC*	3,325	22,075
RSA Insurance Group PLC	1,870	16,827
Sage Group PLC	1,961	15,839
Schroders PLC	217	9,326
Segro PLC REIT	2,201	26,799
Smith & Nephew PLC	1,548	29,987
Spirax-Sarco Engineering PLC	139	20,663
SSE PLC	1,859	33,282
Standard Chartered PLC*	4,945	29,853
Standard Life Aberdeen PLC	4,093	14,803
Taylor Wimpey PLC*	6,697	13,764
Tesco PLC	18,387	55,723
Unilever PLC	2,095	127,848
Unilever PLC	2,615	158,968
Whitbread PLC*	357	14,446
Wm Morrison Supermarkets PLC	4,051	9,727
WPP PLC	2,240	21,699

(Cost $1,668,454)		1,685,521

TOTAL COMMON STOCKS (Cost $12,097,754)		13,787,344

PREFERRED STOCKS - 0.5%
Germany - 0.5%
Bayerische Motoren Werke AG	81	5,368
Henkel AG & Co. KGaA	327	35,298
Sartorius AG	66	30,159

(Cost $57,442)		70,825

TOTAL PREFERRED STOCKS (Cost $57,442)		70,825

RIGHTS - 0.0%
Singapore - 0.0%
Ascendas Real Estate Investment Trust*, expires 12/8/20
(Cost $0)	203	2

WARRANTS - 0.0%
Switzerland - 0.0%
Cie Financiere Richemont SA*, expires 11/22/23
(Cost $0)	1,880	374

EXCHANGE-TRADED FUNDS - 0.5%
iShares Trust iShares ESG Aware MSCI EAFE ETF
(Cost $69,993)	1,075	75,357

SECURITIES LENDING COLLATERAL - 0.5%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.03% (d)(e)
(Cost $66,203)	66,203	66,203

CASH EQUIVALENTS - 0.1%
DWS Government Money Market Series “Institutional Shares”, 0.04% (d)
(Cost $18,066)	18,066	18,066

TOTAL INVESTMENTS - 100.1% (Cost $12,309,458)		$14,018,171
Other assets and liabilities, net - (0.1%)		(12,703)

NET ASSETS - 100.0%		$14,005,468

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended November 30, 2020 is as follows:

Value ($) at 8/31/2020	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 11/30/2020	Value ($) at 11/30/2020
SECURITIES LENDING COLLATERAL — 0.5%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.03% (d)(e)
55,300	10,903 (f)	—	—	—	9	—	66,203	66,203
CASH EQUIVALENTS — 0.1%
DWS Government Money Market Series “Institutional Shares”, 0.04% (d)
143	56,358	(38,435)	—	—	—	—	18,066	18,066

55,443	67,261	(38,435)	—	—	9	—	84,269	84,269

*	Non-income producing security.
(a)	Stapled Security - A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(b)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at November 30, 2020 amounted to $186,952, which is 1.3% of net assets.

(c)	Investment was valued using significant unobservable inputs.
(d)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(e)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $131,912.

(f)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended November 30, 2020.

REIT:	Real Estate Investment Trust
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Securities are listed in country of domicile.

At November 30, 2020 the Xtrackers MSCI EAFE ESG Leaders Equity ETF had the following sector diversification:

Sector Diversification	Market Value	As a % of Total Investments excluding Exchange- Traded Funds, Securities Lending Collateral and Cash Equivalents
Financials	$2,332,012	16.8%
Industrials	2,045,820	14.8
Health Care	1,838,338	13.3
Consumer Discretionary	1,683,605	12.1
Consumer Staples	1,434,677	10.4
Information Technology	1,224,258	8.8
Materials	1,214,467	8.8
Communication Services	667,049	4.8
Utilities	595,045	4.3
Real Estate	461,882	3.3
Energy	361,392	2.6

Total	$13,858,545	100.0%

At November 30, 2020, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Appreciation(g)
EURO STOXX 50 Futures	EUR	1	$39,221	$41,927	12/18/2020	$2,706
MINI TOPIX Index Futures	JPY	1	15,333	16,835	12/10/2020	1,502

Total unrealized appreciation						$4,208

(g)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to equity contracts risk exposure as of November 30, 2020.

Currency Abbreviations

EUR	Euro
JPY	Japanese Yen

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2020 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (h)	$13,787,344	$—	$0	$13,787,344
Preferred Stocks	70,825	—	—	70,825
Rights	—	2	—	2
Warrants	374	—	—	374
Exchange-Traded Funds	75,357	—	—	75,357
Short-Term Investments (h)	84,269	—	—	84,269
Derivatives (i)
Futures Contracts	4,208	—	—	4,208

TOTAL	$14,022,377	$2	$0	$14,022,379

(h)	See Schedule of Investments for additional detailed categorizations.
(i)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.